Government Grants	12 Months Ended
Dec. 31, 2016
Government Grants [Abstract]
Government Grants [Text Block]
Note 13.	Government Grants

The Company entered into several contracts with Institute for Information Industry (III) during 2014, 2015 and 2016 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority		Total Grant	Execution Period	Product Description
(in thousands)

III	NT$	72,000 (US$2,416)	January 2013 to June 2014	MEMS Development Program
III		27,500 (US$923)	April 2013 to December 2014	Wafer-Level Lens Development Program
III		135,000 (US$4,265)	August 2014 to July 2017	LCOS Display Module Development Program

Government grants recognized by the Company as a reduction of research and development expense in the consolidated statements of income in 2014, 2015 and 2016 were $1,879 thousand, $1,508 thousand and $1,431 thousand, respectively.